Leases (Tables)	12 Months Ended
Sep. 30, 2025
Leases
Summary of supplemental balance sheet information related to operating leases
	As of	As of
	September 30,	September 30,
	2025	2024

Right-of-use assets under operating leases	$16,440,531	$7,399,841

Operating lease liabilities, current	5,030,911	3,391,141
Operating lease liabilities, non-current	11,409,620	4,025,625
Total operating lease liabilities	$16,440,531	$7,416,766

Summary of maturities of operating lease liabilities
As of
September 30,
For the years ending September 30,	2025
2026	$7,025,712
2027	3,456,560
2028	3,559,453
2029	3,669,199
2030	3,569,388
Thereafter	1,002,553
Total future minimum lease payments	22,282,865
Less: Imputed interest	(5,842,334)
Total	$16,440,531